Long-term debt (Tables)	12 Months Ended
Dec. 31, 2020
LONG-TERM DEBT
Schedule of borrowings
Long-term debt consists of the following:

	As at December 31	As at December 31
(in millions of U.S. dollars)	2020	2019
LONG-TERM DEBT
Senior unsecured notes - due November 15, 2022 (a)	—	397.4
Senior unsecured notes - due May 15, 2025 (b)	96.3	287.1
Senior unsecured notes - due July 15, 2027 (c)	392.9	—
Credit Facility (d)	—	30.0
Total long-term debt	489.2	714.5

Schedule of applicable redemption prices on unsecured notes	During the 12-month period beginning on May 15 of the years indicated at the redemption prices below, expressed as a percentage of the principal amount of the 2025 Unsecured Notes to be redeemed, plus accrued and unpaid interest, if any, to the redemption date:

Date	Redemption prices (%)
2020	104.78
2021	103.19
2022	101.59
2023 and thereafter	100.00

Schedule of applicable redemption prices on 2025 Unsecured Notes	During the 12-month period beginning on July 15 of the years indicated at the redemption prices below, expressed as a percentage of the principal amount of the 2027 Unsecured Notes to be redeemed, plus accrued and unpaid interest, if any, to the redemption date:

Date	Redemption prices (%)
2023	103.75
2024	101.88
2025 and thereafter	100.00

Schedule of significant covenants	Significant financial covenants are as follows:

		Twelve months ended December 31	Twelve months ended December 31
Financial Covenant		2020	2019
FINANCIAL COVENANTS
Minimum interest coverage ratio (Adjusted EBITDA to interest)	>3.0:1.0	5.0 : 1	4.3 : 1
Maximum leverage ratio (net debt to Adjusted EBITDA)	<4.5:1.0	1.8 : 1	3.1 : 1
Maximum secured leverage ratio (secured debt to Adjusted EBITDA)	<2.0:1.0	0.3 : 1	0.7 : 1

Schedule of reconciliation of liabilities arising from financing activities explanatory
The following is a summary of the changes in liabilities arising from financing activities for the year ended December 31, 2020:

	As at December 31, 2019	Borrowings	Repayments	Fair Value changes	Interest & Accretion	As at December 31, 2020
Liabilities arising from financing activities
Long-term debt	714.5	427.6	(665.3)	—	12.4	489.2
Interest payable	5.7	—	(36.5)	—	47.5	16.7
Gold stream obligation	164.5	—	(24.1)	77.5	—	217.9
New Afton free cash flow interest obligation	—	300.0	—	136.1	—	436.1
Total	884.7	727.6	(725.9)	213.6	59.9	1,159.9